Condensed consolidated statement of financial position - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	€ 258,551	€ 223,678
Right of use assets	133,981	231,893
Deferred tax assets	346,621	387,529
Current assets
Receivables	515,304	423,486
Other current assets	5,921,334	5,580,704
Cash and cash equivalents	343,574,386	391,231,637
Current tax receivable	1,095,589	615,538
Total assets	351,845,766	398,694,465
Equity
Share capital	6,480,925	6,274,833
Share premium	619,047,642	615,811,986
Other reserves	31,965,648	27,894,796
Currency translation reserve	42,155	(14,584)
Accumulated loss	(324,767,645)	(265,918,628)
Total equity	332,768,725	384,048,403
Long term liabilities
Non-current lease liability	43,750	43,564
Current liabilities
Trade and other payables	2,968,446	2,909,725
Accrued liabilities	15,857,612	11,067,510
Current lease liability	96,628	195,341
Current tax payable	110,605	429,922
Total liabilities	19,077,041	14,646,062
Total equity and liabilities	€ 351,845,766	€ 398,694,465